Decommissioning Obligations (Detail Textuals)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning obligations using an average discount rate	1.98%	1.73%